Other Operating Income and Expenses - Schedule of Bank and its Subsidiaries Present Other Operating Income (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Bank and its Subsidiaries Present Other Operating Income [Abstract]
Expense recovery	$ 26,688	$ 26,179	$ 26,310
Indexation of tax refunds from previous years	11,094	8,451	6,905
Income from investment property	6,976	7,147	6,793
Indexation of monthly tax provisional payments	2,765	9,771	9,146
Release of provisions not related to credit risk			23,355
Other income	954	229	430
Total	$ 48,477	$ 51,777	$ 72,939